UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                           NEW ALTERNATIVES FUND, INC.
    [LOGO]       A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
                     ALTERNATIVE ENERGY AND THE ENVIRONMENT

                                   SEMI-ANNUAL
                                FINANCIAL REPORT

                                  JUNE 30, 2007
                                   (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

                     THE FUND   150 Broadhollow Road   Melville, New York 11747    (800) 423-8383   (631) 423-7373
Shareholder's Services (PFPC)   PO Box 9794            Providence, RI 02940
            Overnight Address   101 Sabine Street      Pawtucket, RI 02860
      PFPC Distributors, Inc.   760 Moore Road         King of Prussia, PA 19406

                                 Recycled Paper

                           NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
                   FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                            (Unaudited)
                                             Six Months
                                               Ended                         For the Years Ended December 31,
                                              June 30,     --------------------------------------------------------------------
                                                2007           2006          2005          2004          2003          2002
                                            -----------    -----------   -----------   -----------   -----------   ------------
Net Asset Value at Beginning of Period      $     43.91    $     34.46   $     33.48   $     29.69   $     24.21   $      34.71
                                            -----------    -----------   -----------   -----------   -----------   ------------

Investment income                                  0.56           0.63          0.55          0.59          0.58           0.62

Expenses                                          (0.19)         (0.45)        (0.37)        (0.42)        (0.37)         (0.37)
                                            -----------    -----------   -----------   -----------   -----------   ------------

Net investment income                              0.37           0.18          0.18          0.17          0.21           0.25
Net realized & unrealized gain (loss)
on investments                                    10.74          11.47          2.81          3.79          5.48         (10.50)
                                            -----------    -----------   -----------   -----------   -----------   ------------

Total from investment operations                  11.11          11.65          2.99          3.96          5.69         (10.25)

Distributions from net investment income             --          (0.18)        (0.18)        (0.17)        (0.21)         (0.25)

Distributions from net realized gain                 --          (2.02)        (1.83)        (0.00)        (0.00)         (0.00)
                                            -----------    -----------   -----------   -----------   -----------   ------------

Total distributions                                  --          (2.20)        (2.01)        (0.17)        (0.21)         (0.25)

Net change in net asset value                     11.11           9.45          0.98          3.79          5.48         (10.50)
                                            -----------    -----------   -----------   -----------   -----------   ------------

Net asset value as of end of the period     $     55.02    $     43.91   $     34.46   $     33.48   $     29.69   $      24.21
                                            ===========    ===========   ===========   ===========   ===========   ============

Total return
(Sales load not reflected)                        25.30%         33.83%         8.94%        13.34%        23.50%        (29.50)%

Net assets, end of period (in thousands)    $   213,816    $   117,035   $    64,765   $    52,615   $    44,901   $     36,723

Ratio of operating expense to average
net assets                                         0.94%**        1.25%         1.28%         1.32%         1.39%          1.32%

Ratio of net investment income to
average net assets                                 1.77%**        0.51%         0.65%         0.65%         0.82%          0.89%

Portfolio turnover                                14.24%         39.83%        52.09%        50.05%        32.70%         32.60%

Number of shares outstanding at end of
period                                        3,886,136      2,665,296*    1,879,695*    1,565,049*    1,512,199*     1,516,709*

* Shares immediately prior to dividend.

** Annualized

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.

                        FUND EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Note: The Fund's Transfer Agent, PFPC Inc. charges an annual IRA maintenance fee of $15 for IRA accounts. That fee is not reflected in the accompanying tables.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                           NEW ALTERNATIVES FUND, INC.

--------------------------------------------------------------------------------------------
                                            Beginning          Ending   Expenses Paid During
                                        Account Value   Account Value       Six Months Ended
                                      January 1, 2007   June 30, 2007         June 30, 2007*
--------------------------------------------------------------------------------------------
Actual                                     $ 1,000.00      $ 1,126.50                 $ 5.25
Hypothetical
(assumes 5% return before expenses)        $ 1,000.00      $ 1,020.08                 $ 4.72

* Expenses are equal to the Fund's annualized expense ratio for the six-month period (0.94%), multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Fund's ending account value on the first line in the table is based on its actual total return of 25.30% for the six-month period of January 1, 2007 to June 30, 2007.

                           NEW ALTERNATIVES FUND, INC.
                           PORTFOLIO HOLDINGS SUMMARY
                                  JUNE 30, 2007
                                   (UNAUDITED)

SECTOR DIVERSIFICATION                                            % OF PORTFOLIO    MARKET VALUE
----------------------                                            --------------   --------------
Alternate Energy (Solar)                                               21.02%      $   44,934,172
Alternate Energy (Renewable Energy Power Products & Developers)        10.85           23,207,418
Alternate Energy (Wind Turbines)                                        7.97           17,046,647
Alternate Energy (Wind & Hydro Power Producers)                         6.55           14,003,328
Alternate Energy (Geothermal)                                           3.69            7,893,301
Alternate Energy (Biofuels)                                             0.77            1,636,552
Alternate Energy (Fuel Cells)                                           0.46              990,000
Alternative Energy (Ocean Energy/Waves)                                 0.07              151,428
Energy Conservation                                                    16.56           35,400,630
Water                                                                   5.79           12,380,367
Natural Gas Distribution                                                3.07            6,569,850
Natural Foods                                                           2.42            5,168,050
Recycling                                                               0.92            1,968,379
Short-Term Investments                                                 18.87           40,359,203
Other Assets in Excess of Liabilities                                   0.99            2,106,257
                                                                      ------       --------------
TOTAL                                                                 100.00%      $  213,815,582
                                                                      ======       ==============

                     TOP TEN COMMON STOCK PORTFOLIO HOLDINGS
                            JUNE 30, 2007 (UNAUDITED)

           NAME                                                 % OF NET ASSETS
           ----                                                 ---------------
           Renewable Energy Corp. ...........................         4.55%
           Acciona ..........................................         4.15
           Abengoa ..........................................         4.14
           Vestas Wind Systems ..............................         3.86
           GamesaCorporacionTecnologica .....................         3.84
           Schneider Electric ...............................         3.62
           Orkla ASA ........................................         3.55
           Conergy ..........................................         3.48
           Q-Cells ..........................................         3.45
           Ormat Technologies, Inc. .........................         3.35
                                                                    ------
           Total of Top Ten .................................        37.99%
                                                                    ======

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                             SHARES     MARKET VALUE
                                                            --------   -------------
COMMON STOCKS - 80.14%
ALTERNATE ENERGY - 51.38%
   SOLAR - 21.02%
   Conergy (Germany)                                          95,000   $   7,441,521
   Kyocera Corp (ADR) (Japan)                                 25,000       2,635,250
   Orkla ASA (Norway)                                        400,000       7,585,057
   Q-Cells (Germany)*                                         85,000       7,368,794
   Renewable Energy Corp. (Norway)*                          250,000       9,735,285
   Sharp Corp. Ltd. (ADR) (Japan)                            150,000       2,842,215
   Solar Millennium AG (Germany)                              25,000       1,321,512
   Solarworld (Germany)                                      130,000       6,004,538
                                                                       -------------
                                                                          44,934,172
                                                                       -------------
   RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS - 10.85%
   Abengoa (Spain)                                           215,000       8,847,510
   Acciona (Spain)                                            32,500       8,879,518
   EDF Energies Nouvelles (France)*                           75,000       4,917,684
   Electrificaciones del Northe (Spain)                       13,000         562,706
                                                                       -------------
                                                                          23,207,418
                                                                       -------------
   WIND TURBINES - 7.97%
   GamesaCorporacionTechologica (Spain)                      225,000       8,204,581
   Nordex (Germany)                                           15,000         584,652
   Vestas Wind Systems (Denmark)*                            125,000       8,257,414
                                                                       -------------
                                                                          17,046,647
                                                                       -------------
   WIND & HYDRO POWER PRODUCERS - 6.55%
   Brookfield Asset Management, Inc., Class A (Canada)       165,000       6,583,500
   Canadian Hydro Developers, Inc. (Canada)*                 500,000       2,909,518
   Hafslund ASA, Class A (Norway)                             50,000       1,265,587
   TrustPower Ltd. (New Zealand)                             500,000       3,244,723
                                                                       -------------
                                                                          14,003,328
                                                                       -------------
   GEOTHERMAL - 3.69%
   Ormat Technologies, Inc.                                  190,000       7,159,200
   WFI Industries Ltd. (Canada)                               30,000         734,101
                                                                       -------------
                                                                           7,893,301
                                                                       -------------

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                             SHARES     MARKET VALUE
                                                            --------   -------------
COMMON STOCKS (CONTINUED)
ALTERNATE ENERGY (CONTINUED)
   BIOFUELS - 0.77%
   Cosan SA IndustriaComercio (Brazil)*                      100,000   $   1,636,552
                                                                       -------------
   FUEL CELLS - 0.46%
   FuelCell Energy, Inc.*                                    125,000         990,000
                                                                       -------------
   OCEAN ENERGY/WAVES - 0.07%
   Ocean Power Technologies, Inc. (United Kingdom)*            5,000          79,200
   Renewable Energy Holdings PLC (United Kingdom)*            75,000          72,228
                                                                       -------------
                                                                             151,428
                                                                       -------------
Total Alternative Energy                                                 109,862,846
                                                                       -------------
ENERGY CONSERVATION - 16.56%
Baldor Electric Co.                                          100,000       4,928,000
Compagnie de Saint-Gobain (France)                            60,000       6,755,712
Johnson Controls, Inc.                                        60,000       6,946,200
Koninklijke Philips Electronics                               25,000       1,058,000
Owens Corning, Inc.*                                         130,000       4,371,900
Schneider Electric (France)                                   55,000       7,734,818
Stantec, Inc. (Canada)*                                       50,000       1,636,500
Telvent GIT (Spain)                                           75,000       1,969,500
                                                                       -------------
                                                                          35,400,630
                                                                       -------------
WATER - 5.79%
Badger Meter, Inc.                                            85,000       2,402,100
Befesa Medio Ambiente (Spain)*                                 7,500         289,693
CIA SaneamentoBasico (Brazil)                                125,000       5,510,000
Gorman-Rupp Co. (The)                                         20,000         637,200
Hyflux Ltd. (Singapore)                                      200,000         383,144
Kelda Group PLC, Class A (United Kingdom)                     76,923       1,454,597
Kelda Group PLC, Class B (United Kingdom)                    100,000         421,331
Lindsay Corp.                                                 15,000         664,350
Pennon Group PLC (United Kingdom)                             50,000         617,952
                                                                       -------------
                                                                          12,380,367
                                                                       -------------

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                             SHARES     MARKET VALUE
                                                            --------   -------------
COMMON STOCKS (CONTINUED)
NATURAL GAS DISTRIBUTION - 3.07%
Northwest Natural Gas Co.                                     35,000   $   1,616,650
South Jersey Industries, Inc.                                140,000       4,953,200
                                                                       -------------
                                                                           6,569,850
                                                                       -------------
NATURAL FOODS - 2.42%
SunOpta Inc.*                                                175,000       1,951,250
United Natural Foods, Inc.*                                   85,000       2,259,300
Whole Foods Market, Inc.                                      25,000         957,500
                                                                       -------------
                                                                           5,168,050
                                                                       -------------
RECYCLING - 0.92%
Commercial Metals Co.                                         25,000         844,250
Sims Group Ltd. (Australia)                                   50,000       1,124,129
                                                                       -------------
                                                                           1,968,379
                                                                       -------------
Total Common Stocks (Cost $115,253,312)                                  171,350,122
                                                                       -------------

                                                               PAR
                                                             (000'S)
                                                            --------
SHORT-TERM INVESTMENTS - 18.87%
   U.S. TREASURY BILLS - 18.64%
      4.65% due 07/05/07                                    $  4,000       3,997,973
      4.84% due 07/12/07                                       5,000       4,992,751
      4.71% due 07/19/07                                       7,500       7,482,675
      4.69% due 07/26/07                                       5,000       4,984,035
      4.74% due 08/02/07                                       4,000       3,983,516
      4.66% due 08/09/07                                       5,700       5,671,842
      4.34% due 08/16/07                                       4,000       3,977,808
      4.44% due 08/23/07                                       4,800       4,768,603
                                                                       -------------
      Total U.S. Treasury Bills (Cost $39,859,203)                        39,859,203
                                                                       -------------

The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                            JUNE 30, 2007 (UNAUDITED)

                                                               PAR
                                                             (000'S)    MARKET VALUE
                                                             -------   -------------
SHORT-TERM INVESTMENTS (CONTINUED)
   CERTIFICATES OF DEPOSIT - 0.23%
      Alternatives Federal Credit Union
         1.02% due 07/31/07                                  $   100   $     100,000
      Carver Bank
         2.32% due 08/01/07                                      100         100,000
      Chittenden Bank
         2.27% due 12/03/07                                      100         100,000
      Self Help Credit Union
         4.98% due 07/31/07                                      100         100,000
      Shorebank
         4.50% due 07/03/07                                      100         100,000
                                                                       -------------
      Total Certificates of Deposit (Cost $500,000)                          500,000
                                                                       -------------
Total Short-Term Investments (Cost $40,359,203)                           40,359,203
                                                                       -------------
TOTAL INVESTMENTS - 99.01%
(TOTAL COST $155,612,514)                                                211,709,324
Other Assets in Excess of Liabilities - 0.99%                              2,106,257
                                                                       -------------

NET ASSETS - 100%                                                      $ 213,815,582
                                                                       =============

* Non-income producing security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

                                              ASSETS
                                              ------

Investment securities at fair value (cost: $115,253,312) (Notes 2A and 5) ........................   $ 171,350,122
U.S. Treasury Bills at cost ......................................................................      39,859,202
Cash, Savings and Certificates of Deposit at cost ................................................         500,000
Cash .............................................................................................       1,134,645

Receivables:
   Investment securities sold ....................................................................         219,711
   Capital stock subscribed ......................................................................       1,144,275
   Dividends .....................................................................................         379,474
   Interest ......................................................................................             950
Prepaid Expenses .................................................................................          40,513
                                                                                                     -------------
Total Assets                                                                                           214,628,892
                                                                                                     -------------

                                           LIABILITIES
                                           -----------

Payables:
   Investment securities purchased ...............................................................         505,661
   Capital stock reacquired ......................................................................         139,720
   Management fees ...............................................................................          88,347
   Accrued expenses and other liabilities ........................................................          79,582
                                                                                                     -------------
Total Liabilities                                                                                          813,310
                                                                                                     -------------
NET ASSETS                                                                                           $ 213,815,582
                                                                                                     =============

                                      ANALYSIS OF NET ASSETS
                                      ----------------------

Net capital paid in shares of capital stock ......................................................   $ 150,839,000
Undistributed net investment income ..............................................................       1,423,026
Undistributed net realized gain on investments ...................................................       5,456,599
Net unrealized depreciation of translation of other assets and liabilities in
foreign currency .................................................................................             147
Net unrealized appreciation on investments .......................................................      56,096,810
                                                                                                     -------------
NET ASSETS                                                                                           $ 213,815,582
                                                                                                     =============
Net asset value, offering and redemption price per share ($213,815,582/3,886,136 shares of
outstanding capital stock, 8 million shares authorized) ..........................................   $       55.02
                                                                                                     =============
Maximum offering price per share (100/95.25 of $55.02) ...........................................   $       57.76
                                                                                                     =============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $115,490 foreign taxes withheld) ...............................................   $   1,421,533
Interest .........................................................................................         765,725
                                                                                                     -------------
Total Income .....................................................................................       2,187,258
                                                                                                     -------------
EXPENSES:

Management fee (Note 4) ..........................................................................         437,495
Administration and accounting fees ...............................................................         104,593
Transfer agent fees ..............................................................................          93,844
Legal fees .......................................................................................          39,325
Custodian fees ...................................................................................          31,368
Printing and shareholder report fees .............................................................          23,028
Audit fees .......................................................................................          13,158
Director fees ....................................................................................           6,126
Registration fees ................................................................................           5,095
Insurance fees ...................................................................................           4,830
Other expenses ...................................................................................             833
                                                                                                     -------------
Total Expenses ...................................................................................         759,695
                                                                                                     -------------
NET INVESTMENT INCOME ............................................................................       1,427,563
                                                                                                     -------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

REALIZED GAIN FROM INVESTMENTS (NOTES 2B & 6):
Net realized gain from investments ...............................................................       5,485,085
Net realized gain from foreign currency transactions .............................................           9,343
                                                                                                     -------------
Net Realized Gain ................................................................................       5,494,428
                                                                                                     -------------

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net change in unrealized appreciation on investments .............................................      29,192,913
Net change in unrealized appreciation on foreign currency translations ...........................             484
                                                                                                     -------------
Net change in Unrealized Appreciation for the period .............................................      29,193,397
                                                                                                     -------------
Net Realized and Unrealized Gain (Loss) on Investments and foreign currency related
transactions .....................................................................................      34,687,825
                                                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................   $  36,115,388
                                                                                                     =============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                SIX MONTHS ENDED        FOR THE
                                                                                  JUNE 30, 2007       YEAR ENDED
                                                                                   (UNAUDITED)     DECEMBER 31, 2006
                                                                                ----------------   -----------------
INVESTMENT ACTIVITIES:

Net investment income .......................................................     $   1,427,563      $     470,945
Net realized gain from investments and foreign currency translations ........         5,494,428          5,110,105
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations ...........................................        29,193,397         19,395,248
                                                                                  -------------      -------------
Net Increase in net assets derived from Operations ..........................        36,115,388         24,976,298
                                                                                  -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income ........................................                --           (460,966)
Distributions from net realized capital gains ...............................                --         (5,162,034)
                                                                                  -------------      -------------
Total Dividends and Distributions to Shareholders ...........................                --         (5,623,000)
                                                                                  -------------      -------------

CAPITAL SHARE TRANSACTIONS:

Net increase from capital transactions (Note 3) .............................        60,664,788         32,916,840
                                                                                  -------------      -------------

TOTAL INCREASE IN NET ASSETS: ...............................................        96,780,176         52,270,138

NET ASSETS:

Beginning of the period .....................................................       117,035,406         64,765,268
                                                                                  -------------      -------------

END OF THE PERIOD* ..........................................................     $ 213,815,582      $ 117,035,406
                                                                                  =============      =============

* Includes undistributed net investment income of $1,423,026 and accumulated net investment loss of $(4,537) for the six months ended 6/30/07 and for the year ended 12/31/06, respectively.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

1) ORGANIZATION - New Alternatives Fund, Inc. (the "Fund") was incorporated under the laws of the State of New York on January 17, 1978 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks of companies that are oriented to a clean environment. The Fund concentrates at least 25% of its total assets in common stocks of companies which have an interest in alternative energy. There is no limitation on the percentage of assets invested in the U.S. or abroad.

2) ACCOUNTING POLICIES - The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

      A. PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

      Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates.

      If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4 p.m. Eastern time, the Fund will use the "fair value" of such security as determined in good faith by the Advisor pursuant to procedures adopted by the Fund's Board of Directors.

      B. FOREIGN CURRENCY TRANSLATION - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Fund's Board of Directors.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

      C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of a first in, first out basis for both financial reporting and income tax purposes in determining realized gains and losses on investments.

      D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Certificates of Deposit interest income is accrued daily. Expenses are accrued on a daily basis.

      E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carry- forwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

      F. U.S. TAX STATUS - No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

      G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      H. OTHER - In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2007, there were 3,886,136 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $150,839,000. Transactions in capital stock were as follows:

                            FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 JUNE 30, 2007              DECEMBER 31, 2006
                              Shares        Amount       Shares       Amount
                            ----------   ------------   --------   ------------
Capital stock sold           1,414,427   $ 70,327,382    813,624   $ 33,729,984
Reinvestment of dividends           29          1,285    106,359      4,669,953
Redemptions                   (193,616)    (9,663,879)  (134,382)    (5,483,097)
                            ----------   ------------   --------   ------------
Net Increase                 1,220,840   $ 60,664,788    785,601   $ 32,916,840
                            ==========   ============   ========   ============

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Accrued Equities, Inc. (the "Advisor"), a registered investment adviser and broker-dealer, serves as investment adviser to the Fund pursuant to an Investment Management and Advisory Agreement, as amended. The Fund pays the Advisor an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of net assets over $30 million and 0.45% of assets over $100 million. The annualized expense ratio for the six months ended June 30, 2007 was 0.94%. The Fund pays no remuneration to its officers, David Schoenwald and Maurice Schoenwald, who are also Directors of the Fund and officers of the Advisor. On July 1, 2006 the

Fund entered into an Underwriting Agreement with PFPC Distributors, Inc. to serve as the principal underwriter and PFPC Distributors, Inc. entered into a Sub-Distribution Agreement with Accrued Equities, Inc. The Fund charges a maximum front-end sales charge of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary. Accrued Equities, Inc. received $171,967 in sales charges for the six months ended June 30, 2007. PFPC Distributors, Inc., the Fund's principal underwriter, and Accrued Equities, Inc., the Fund's co-distributor, received $92,355 and $184,709, respectively, in underwriting fees for the six months ended June 30, 2007.

5) DIRECTORS FEES - For the six months ended June 30, 2007, the Fund paid Directors fees of $6,126 to its Independent Directors. The Interested Directors do not receive directors' fees from the Fund. Effective September 29, 2006, the Board of Directors approved an increase in compensation for each Independent Director with the annual retainer being increased to $2,500 plus an additional $500 for each member of the Audit Committee. The Independent Directors may also receive reimbursement for travel expenses to attend Directors meetings. There was no additional compensation paid to any Director for board service other than that stated. See note 4 for compensation regarding Interested Directors.

6) PURCHASES AND SALES OF SECURITIES - For the six months ended June 30, 2007, the aggregate cost of securities purchased totaled $58,352,707. Net realized gains (loss) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2007 was $18,498,041.

7) FEDERAL INCOME TAX INFORMATION - At June 30, 2007, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes .............   $ 155,612,514
Gross tax unrealized appreciation ................      56,571,852
Gross tax unrealized depreciation ................        (475,042)
                                                     -------------
Net tax unrealized appreciation on investments ...   $  56,096,810
                                                     =============

The tax character of distributions paid during 2006 and 2005 were as follows:

Distribution paid from:          2006          2005
                             -----------   -----------
Ordinary Income              $   460,966   $   321,696
Long-term Capital Gain         5,162,034     3,272,042
                             -----------   -----------
                             $ 5,623,000   $ 3,593,738
                             ===========   ===========

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

   Undistributed Ordinary Income        $         --
   Undistributed Capital Gains                    --
   Other Temporary Difference                 (5,555)
   Net Unrealized Appreciation on
      Investments and Currencies          26,866,749
                                        ------------
                                        $ 26,861,194
                                        ============

8) NEW ACCOUNTING PRONOUNCEMENT - In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has evaluated the impact of FIN 48 and has determined it will have no impact on the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - On January 22, 2007, Briggs, Bunting & Dougherty, LLP succeeded Joseph A. Don Angelo, CPA as the Fund's independent auditor. The Fund's selection of Briggs, Bunting & Dougherty, LLP as its independent auditor was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Directors.

The reports on the Financial Statements audited by Joseph A. Don Angelo for each of the fiscal years ended December 31, 2006 and December 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 2006 and December 31, 2005 and the interim period January 1, 2007 through January 22, 2007 ("Interim Period"), (i) there were no disagreements with Joseph A. Don Angelo on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Joseph A. Don Angelo, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                                OTHER INFORMATION
                                   (UNAUDITED)

1) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Information regarding how the Fund voted proxies during the most recent twelve month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 800-423-8383 and (ii) on the SEC's website at http://www.sec.gov.

2) QUARTERLY PORTFOLIO SCHEDULES - The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q's are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [This Page Intentionally Left Blank]


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the   1940  Act
             and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               New Alternatives Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date              August 13, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date              August 13, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)

Date              August 13, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.